Notes Payable (Details)	Sep. 30, 2017 USD ($)
Notes Payable Details
Principal due at maturity, including 10% bonus	$ 4,609,509
Unamortized issue costs and discount	(4,239,632)
Carrying amount in the accompanying Balance Sheet	$ 369,877